Leases - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Apr. 28, 2024	Apr. 30, 2023
Leases [Abstract]
Lease abatement	$ 4,673
Deferred rent	4,500
Increase in lease liability	2,678	$ (6,162)	$ (7,632)
Decrease in occupancy costs	9,173	5,556	3,595
Gain on lease modification	$ 3,281	3,281	0
Leases which have not yet commenced		81,226
Operating lease expense		$ 1,418	$ 1,547